SHARE OPTIONS - Details of Share Options Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional disclosures
Total fair value of the equity awards vested	$ 1,688,000	$ 9,000
Share-based compensation expense	$ 3,606,000	$ 2,060,000	$ 405,000
2008 Plan | Share options
Options Number
Outstanding (in shares)	3,068,100	204,700
Exercisable (in shares)	3,068,100
Weighted-average exercise price per option
Outstanding (in dollars per share)	$ 0.45	$ 2.39
Exercisable (in dollars per share)	$ 0.45
Weighted-average remaining contractual life (years)
Outstanding	9 months 26 days
Exercisable	9 months 26 days
Average intrinsic value
Outstanding (in dollars)	$ 0.85
Exercisable (in dollars)	$ 0.85
Additional disclosures
Total intrinsic value of options exercised		$ 539,000	$ 270,000
Weighted average grant date fair value of options (in dollars per share)	$ 0.56	$ 0.00	$ 0.50
Share-based compensation expense	$ 1,689,000	$ 66,000	$ 21,000
Unrecognized compensation cost	$ 0